Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-A TRUST
Monthly Servicer's Certificate
for the month of September 2012

Collection Period	Sep-12	30/360 Days	30
Distribution Date	15-Oct-12	Actual/360 Days	28

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,654,254,316.18	1,320,084,706.83	1,279,675,739.75
YSOC		49,343,270.39	35,315,546.26	33,635,308.10
Total Adjusted Portfolio		1,604,911,045.79	1,284,769,160.57	1,246,040,431.65	0.776392
Total Adjusted Securities		1,604,911,045.79	1,284,769,160.57	1,246,040,431.65	0.776392
Class A-1 Notes	0.35860%	379,000,000.00	58,858,114.78	20,129,385.86	0.053112
Class A-2 Notes	0.54000%	485,000,000.00	485,000,000.00	485,000,000.00	1.000000
Class A-3 Notes	0.73000%	514,000,000.00	514,000,000.00	514,000,000.00	1.000000
Class A-4 Notes	1.00000%	162,714,000.00	162,714,000.00	162,714,000.00	1.000000
Certificates	0.00000%	64,197,045.79	64,197,045.79	64,197,045.79	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	38,728,728.92	16,416.18	102.1866198	0.0433145
Class A-2 Notes	0.00	218,250.00	-	0.4500000
Class A-3 Notes	0.00	312,683.33	-	0.6083333
Class A-4 Notes	0.00	135,595.00	-	0.8333333
Certificates	0.00	0.00	-	-
Total Securities	38,728,728.92	682,944.51

I. COLLECTIONS

Interest:
Interest Collections		2,572,870.20
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,572,870.20

Principal:
Principal Collections		39,526,963.41
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		39,526,963.41

Recoveries of Defaulted Receivables		475,126.82
Servicer Advances		211,788.69

Total Collections		42,786,749.12

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	74,815	1,284,769,160.57
Total Principal Payment		38,728,728.92
	73,829	1,246,040,431.65

III. DISTRIBUTIONS

Total Collections		42,786,749.12
Reserve Account Draw		0.00
Total Available for Distribution		42,786,749.12

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-A TRUST
Monthly Servicer's Certificate
for the month of September 2012

1. Reimbursement of Advance	73,287.24

2. Servicing Fee:
Servicing Fee Due	1,100,070.59
Servicing Fee Paid	1,100,070.59
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	16,416.18

Class A-1 Notes Monthly Interest Paid	16,416.18
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	218,250.00

Class A-2 Notes Monthly Interest Paid	218,250.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	312,683.33

Class A-3 Notes Monthly Interest Paid	312,683.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	135,595.00

Class A-4 Notes Monthly Interest Paid	135,595.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	682,944.51
Total Note Monthly Interest Paid	682,944.51
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	40,930,446.78

4. Total Monthly Principal Paid on the Notes	38,728,728.92

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	38,728,728.92
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-A TRUST
Monthly Servicer's Certificate
for the month of September 2012

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		2,201,717.86
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		2,201,717.86

V. RESERVE ACCOUNT

Initial Reserve Account Amount		4,012,277.61
Required Reserve Account Amount		4,012,277.61
Beginning Reserve Account Balance		4,012,277.61
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		4,012,277.61

Required Reserve Account Amount for Next Period		4,012,277.61

VI. POOL STATISTICS

Weighted Average Coupon		2.47%
Weighted Average Remaining Maturity		46.57

Principal Recoveries of Defaulted Receivables		475,126.82
Principal on Defaulted Receivables		882,003.67
Pool Balance at Beginning of Collection Period		1,320,084,706.83
Net Loss Ratio		0.37%

Net Loss Ratio for Second Preceding Collection Period		0.30%
Net Loss Ratio for Preceding Collection Period		0.44%
Net Loss Ratio for Current Collection Period		0.37%
Average Net Loss Ratio		0.37%

Cumulative Net Losses for all Periods		3,225,426.73

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	6,078,635.68	324
61-90 Days Delinquent	1,655,444.02	89
91-120 Days Delinquent	262,411.56	12
Total Delinquent Receivables:	7,996,491.26	425
61+ Days Delinquencies as Percentage of Receivables	0.15%	0.14%

Delinquency Ratio for Second Preceding Collection Period		0.09%
Delinquency Ratio for Preceding Collection Period		0.10%
Delinquency Ratio for Current Collection Period		0.14%
Average Delinquency Ratio		0.11%

Psge 7 of 8

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2012-A TRUST
Monthly Servicer's Certificate
for the month of September 2012

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	N/A

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No